Debt- New Credit Agreement (Details) € in Millions, $ in Millions			2 Months Ended
	May 12, 2016 USD ($)	Apr. 29, 2016 USD ($)	Jul. 01, 2016 USD ($)	Sep. 30, 2016	Apr. 29, 2016 EUR (€)	Apr. 29, 2016 USD ($)
Debt Instrument [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Year Two			$ 254
Long-term Debt, Maturities, Repayments of Principal in Year Three			357
Long-term Debt, Maturities, Repayments of Principal in Year Four			460
Long-term Debt, Maturities, Repayments of Principal in Year Five			3,306
Line of Credit [Member] | Term Loan A [Member]
Debt Instrument [Line Items]
Debt Instrument, Term		5 years
Debt Instrument, Face Amount						$ 4,125
Proceeds from Issuance of Debt	$ 4,059
Debt Issuance Cost	$ 66
Long-term Debt, Maturities, Repayments of Principal in Year Two			206
Long-term Debt, Maturities, Repayments of Principal in Year Three			309
Long-term Debt, Maturities, Repayments of Principal in Year Four			413
Long-term Debt, Maturities, Repayments of Principal in Year Five			$ 3,197
Line of Credit [Member] | Term Loan A [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate			2.00%
Debt Instrument, Interest Rate, Effective Percentage			2.45%
Line of Credit [Member] | U.S. Term Loan B [Member]
Debt Instrument [Line Items]
Debt Instrument, Term		7 years
Debt Instrument, Face Amount						$ 3,750
Proceeds from Issuance of Debt		$ 3,541
Debt Issuance Cost		$ 209
Debt Instrument, LIBOR Floor					0.75%	0.75%
Debt Instrument, LIBOR Applicable Margin					5.50%	5.50%
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate			6.25%
Debt Instrument, Prepayment Fee Percentage			1.00%
Line of Credit [Member] | U.S. Term Loan B [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Debt Instrument, Required Quarterly Principal Payment				0.25%
Line of Credit [Member] | Euro Term Loan B [Member]
Debt Instrument [Line Items]
Debt Instrument, Term		7 years
Debt Instrument, Face Amount | €					€ 885
Proceeds from Issuance of Debt		$ 980
Debt Issuance Cost		$ 28
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate			6.00%
Debt Instrument, EURIBOR Floor					0.75%	0.75%
Debt Instrument, EURIBOR Applicable Margin					5.25%	5.25%
Line of Credit [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity						$ 1,000
Sublimit for Swing Line Loans Under Revolving Credit Facility						$ 200
Line of Credit [Member] | Term Loan B Facilities [Member]
Debt Instrument [Line Items]
Percent Limitation on Pledges of Capital of Foreign Subsidiaries			0.65